UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06199

Brown Capital Management Mutual Funds
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices)   (Zip code)

Capitol Services, Inc.
1675 S. State Street, Suite B, Dover, Delaware 19901
(Name and address of agent for service)

With Copies to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410.837.3234

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Item 1. REPORTS TO STOCKHOLDERS.

S E M I-A N N U A L R E P O R T

S e p t e m b e r 30, 2017

Small Company Fund International Equity Fund Mid Company Fund International Small Company Fund

Table of Contents

Schedule of Investments	1

Statements of Assets and Liabilities	11

Statements of Operations	12

Statements of Changes in Net Assets	13

Financial Highlights	15

Notes to Financial Statements	23

Fund Expenses	31

Additional Information	32

Privacy Policy	33

The Brown Capital Management Small Company Fund

Schedule of Investments	September 30, 2017 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 97.61%
	Business Services - 26.56%
4,427,109	ACI Worldwide, Inc.(a)	$100,849,543
1,548,714	ANSYS, Inc.(a)	190,073,669
1,209,852	Ellie Mae, Inc.(a)	99,365,145
1,986,732	Guidewire Software, Inc.(a)	154,686,954
4,253,139	NIC, Inc.(b)	72,941,334
304,711	Nuance Communications, Inc.(a)	4,790,057
2,345,697	Paycom Software, Inc.(a)	175,833,447
1,991,740	PROS Holdings, Inc.(a)(b)	48,060,686
1,137,714	Tyler Technologies, Inc.(a)	198,326,304

		1,044,927,139

	Consumer Related - 0.70%
130,997	Dolby Laboratories, Inc. - Class A	7,534,947
1,576,390	Zoe’s Kitchen, Inc.(a)(b)	19,909,806

		27,444,753

	Industrial Products & Systems - 17.32%
1,970,271	Balchem Corp.(b)	160,163,330
1,981,966	Cognex Corp.	218,571,211
291,881	Diodes, Inc.(a)	8,735,998
864,226	DMC Global, Inc.(b)	14,605,419
204,511	FLIR Systems, Inc.	7,957,523
702,420	Geospace Technologies Corp.(a)(b)	12,517,124
1,975,237	Proto Labs, Inc.(a)(b)	158,611,531
1,858,628	Sun Hydraulics Corp.(b)	100,365,912

		681,528,048

	Information/Knowledge Management - 16.16%
1,837,432	American Software, Inc. - Class A(b)	20,873,228
2,478,363	Blackbaud, Inc.(b)	217,600,271
4,043,807	Manhattan Associates, Inc.(a)(b)	168,101,057
3,418,924	NetScout Systems, Inc.(a)	110,602,191
4,321,657	Quality Systems, Inc.(a)(b)	67,979,665
1,618,110	Vocera Communications, Inc.(a)(b)	50,760,111

		635,916,523

	Medical/Health Care - 31.56%
1,583,864	Abaxis, Inc.(b)	70,719,528
711,823	ABIOMED, Inc.(a)	120,013,358
1,056,807	Bio-Techne Corp.	127,757,398
430,257	Bruker Corp.	12,800,146
1,617,727	Cantel Medical Corp.	152,341,352
1,157,217	Cardiovascular Systems, Inc.(a)	32,575,658
4,189,227	Endologix, Inc.(a)(b)	18,683,952
435,770	Incyte Corp.(a)	50,871,790
1,022,360	Inogen, Inc.(a)	97,226,436
2,997,208	Ironwood Pharmaceuticals, Inc.(a)	47,265,970
2,779,587	Medidata Solutions, Inc.(a)	216,974,561
2,464,906	Meridian Bioscience, Inc.(b)	35,248,156
2,520,402	Quidel Corp.(a)(b)	110,544,832
2,635,913	Veeva Systems, Inc. - Class A(a)	148,691,852

		1,241,714,989

Semi-Annual Report | September 30, 2017	1

The Brown Capital Management Small Company Fund

Schedule of Investments	September 30, 2017 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 97.61% (continued)
	Miscellaneous - 5.31%
2,699,863	Neogen Corp.(a)(b)	$209,131,388

Total Common Stocks (Cost $1,991,408,498)		3,840,662,840

SHORT TERM INVESTMENTS - 2.48%
97,660,088	Dreyfus Government Cash Management Institutional Shares, 0.92%(c)	97,660,088

Total Short Term Investments (Cost $97,660,088)		97,660,088

Total Value of Investments (Cost $2,089,068,586) - 100.09%		3,938,322,928
Liabilities in Excess of Other Assets - (0.09)%		(3,612,936)

Net Assets - 100.00%		$3,934,709,992

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at September 30, 2017.

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	26.56%	$1,044,927,139
Cash & Equivalents	2.48%	97,660,088
Consumer Related	0.70%	27,444,753
Industrial Products & Systems	17.32%	681,528,048
Information/Knowledge Management	16.16%	635,916,523
Medical/Health Care	31.56%	1,241,714,989
Miscellaneous	5.31%	209,131,388
Liabilities in excess of other assets	(0.09)%	(3,612,936)

Total	100.00%	$3,934,709,992

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

2	www.browncapital.com

The Brown Capital Management International Equity Fund

Schedule of Investments	September 30, 2017 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 98.53%
	Bermuda - 1.27%
12,830	Invesco, Ltd.	$449,563

	Canada - 3.55%
29,700	Canadian Natural Resources, Ltd.	994,721
18,627	Dominion Diamond Corp.	264,085

		1,258,806

	Denmark - 2.73%
20,246	Novo Nordisk - A/S Class B	967,885

	Finland - 1.74%
11,653	Kone OYJ - Class B	617,017

	France - 6.27%
5,240	Dassault Systemes SE	530,073
3,052	Essilor International SA	377,850
2,230	Ingenico Group SA	211,378
4,895	Sanofi	486,032
5,135	Societe BIC SA	615,403

		2,220,736

	Germany - 6.66%
5,769	Bayerische Motoren Werke AG	585,222
17,606	Carl Zeiss Meditec AG	919,010
7,820	SAP SE	856,684

		2,360,916

	Hong Kong - 2.01%
794,146	Kingdee International Software Group Co., Ltd.(a)	349,718
155,443	Kingsoft Corp., Ltd.	362,162

		711,880

	Ireland - 16.65%
23,473	Avadel Pharmaceuticals PLC(a)	246,466
12,938	DCC PLC	1,256,060
15,612	ICON PLC(a)	1,777,895
13,671	Johnson Controls International PLC	550,805
5,402	Paddy Power Betfair PLC	538,990
5,218	Shire PLC	264,862
465,178	Total Produce PLC	1,264,527

		5,899,605

	Israel - 2.95%
7,923	Check Point Software Technologies, Ltd.(a)	903,380
8,025	Teva Pharmaceutical Industries, Ltd.(b)	141,240

		1,044,620

	Italy - 2.29%
37,506	Azimut Holding SpA	811,209

Semi-Annual Report | September 30, 2017	3

The Brown Capital Management International Equity Fund

Schedule of Investments	September 30, 2017 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 98.53% (continued)
	Japan - 10.16%
11,300	CyberAgent, Inc.	$329,385
25,699	Japan Tobacco, Inc.	842,283
33,810	Mitsubishi Estate Co., Ltd.	587,863
43,433	Rakuten, Inc.	473,604
18,867	Sapporo Holdings, Ltd.	508,877
28,602	Yamaha Motor Co., Ltd.	856,598

		3,598,610

	Mexico - 2.56%
94,754	Fomento Economico Mexicano SAB de CV	904,768

	Netherlands - 5.39%
26,722	QIAGEN NV	841,743
23,097	Wolters Kluwer NV	1,067,230

		1,908,973

	Singapore - 0.33%
117,224	UOB Kay Hian Holdings, Ltd.	116,235

	South Africa - 1.34%
17,263	Sasol, Ltd.(b)	475,250

	Spain - 2.23%
27,111	Grifols SA	789,848

	Switzerland - 12.77%
210	Chocoladefabriken Lindt & Spruengli AG	1,198,172
408	Givaudan SA	887,753
8,744	Nestle SA	732,316
3,514	Roche Holding AG	897,053
1,948	The Swatch Group AG	810,301

		4,525,595

	United Kingdom - 17.63%
98,895	BAE Systems PLC	836,859
23,458	Carnival Corp.	1,514,683
29,885	Diageo PLC	982,326
305,917	Man Group PLC	688,271
75,098	RELX PLC	1,647,335
63,071	UBM PLC	576,816

		6,246,290

Total Common Stocks (Cost $27,289,327)		34,907,806

SHORT TERM INVESTMENTS - 1.25%
444,087	Dreyfus Government Cash Management Institutional Shares, 0.92%(c)	444,087

Total Short Term Investments (Cost $444,087)		444,087

Total Value of Investments (Cost $27,733,414) - 99.78%		35,351,893
Other Assets in Excess of Liabilities - 0.22%		78,281

Net Assets - 100.00%		$35,430,174

4	www.browncapital.com

The Brown Capital Management International Equity Fund

Schedule of Investments	September 30, 2017 (Unaudited)

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at September 30, 2017.

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Cash & Equivalents	1.25%	$444,087
Consumer Discretionary	16.06%	5,685,599
Consumer Staples	18.16%	6,433,269
Energy	4.15%	1,469,971
Financials	5.83%	2,065,278
Health Care	21.77%	7,709,884
Industrials	18.59%	6,590,709
Information Technology	9.07%	3,213,395
Materials	3.24%	1,151,838
Real Estate	1.66%	587,863
Other assets in excess of liabilities	0.22%	78,281

Total	100.00%	$35,430,174

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Semi-Annual Report | September 30, 2017	5

The Brown Capital Management Mid Company Fund

Schedule of Investments	September 30, 2017 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 97.85%
	Business Services - 13.12%
4,832	Ellie Mae, Inc.(a)	$396,852
4,542	Equifax, Inc.	481,406
1,199	FactSet Research Systems, Inc.	215,952
6,788	RealPage, Inc.(a)	270,841
3,927	Tyler Technologies, Inc.(a)	684,555
2,380	Ultimate Software Group, Inc.(a)	451,248

		2,500,854

	Consumer Related - 17.10%
814	Chipotle Mexican Grill, Inc.(a)	250,574
4,131	Expedia, Inc.	594,616
13,256	LKQ Corp.(a)	477,083
8,507	Norwegian Cruise Line Holdings, Ltd.(a)	459,803
2,518	O’Reilly Automotive, Inc.(a)	542,302
5,112	Tractor Supply Co.	323,539
2,137	Ulta Beauty, Inc.(a)	483,090
7,825	Under Armour, Inc. - Class A(a)	128,956

		3,259,963

	Financial Services - 11.08%
7,717	Broadridge Financial Solutions, Inc.	623,688
16,504	The Charles Schwab Corp.	721,885
4,105	Evercore Partners, Inc. - Class A	329,426
4,829	T. Rowe Price Group, Inc.	437,749

		2,112,748

	Industrial Products & Systems - 19.43%
3,408	Acuity Brands, Inc.	583,722
5,034	Cognex Corp.	555,150
13,566	Fastenal Co.	618,338
2,561	IPG Photonics Corp.(a)	473,939
3,813	JB Hunt Transport Services, Inc.	423,548
5,104	MSC Industrial Direct Co. - Class A	385,709
5,405	Quanta Services, Inc.(a)	201,985
7,922	SiteOne Landscape Supply, Inc.(a)	460,268

		3,702,659

	Information/Knowledge Management - 18.10%
4,107	ANSYS, Inc.(a)	504,052
5,340	Blackbaud, Inc.	468,852
7,075	Guidewire Software, Inc.(a)	550,859
8,189	Manhattan Associates, Inc.(a)	340,417
4,474	Mastercard, Inc. - Class A	631,729
5,296	MAXIMUS, Inc.	341,592
5,521	Red Hat, Inc.(a)	612,058

		3,449,559

	Medical/Health Care - 15.58%
5,542	Cerner Corp.(a)	395,255
2,965	Edwards Lifesciences Corp.(a)	324,104
2,568	Jazz Pharmaceuticals PLC(a)	375,570
7,525	Masimo Corp.(a)	651,364

6	www.browncapital.com

The Brown Capital Management Mid Company Fund

Schedule of Investments	September 30, 2017 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 97.85% (continued)
	Medical/Health Care - 15.58% (continued)
3,532	PAREXEL International Corp.(a)	$311,099
1,139	Shire PLC(b)	174,427
3,721	Stericycle, Inc.(a)	266,498
8,361	Veeva Systems, Inc. - Class A(a)	471,644

		2,969,961

	Miscellaneous - 3.44%
14,599	PulteGroup, Inc.	398,991
6,189	Toll Brothers, Inc.	256,658

		655,649

Total Common Stocks (Cost $13,703,711)		18,651,393

SHORT TERM INVESTMENTS - 2.19%
417,236	Dreyfus Government Cash Management Institutional Shares, 0.92%(c)	417,236

Total Short Term Investments (Cost $417,236)		417,236

Total Value of Investments (Cost $14,120,947) - 100.04%		19,068,629
Liabilities in Excess of Other Assets - (0.04)%		(8,383)

Net Assets - 100.00%		$19,060,246

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at September 30, 2017.

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	13.12%	$2,500,854
Cash & Equivalents	2.19%	417,236
Consumer Related	17.10%	3,259,963
Financial Services	11.08%	2,112,748
Industrial Products & Systems	19.43%	3,702,659
Information/Knowledge Management	18.10%	3,449,559
Medical/Health Care	15.58%	2,969,961
Miscellaneous	3.44%	655,649
Liabilities in excess of other assets	(0.04)%	(8,383)

Total	100.00%	$19,060,246

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Semi-Annual Report | September 30, 2017	7

The Brown Capital Management International Small Company Fund

Schedule of Investments	September 30, 2017 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 96.10%
	Argentina - 3.57%
1,661	MercadoLibre, Inc.	$430,083

	Australia - 4.61%
7,612	REA Group, Ltd.	400,047
14,844	Sirtex Medical, Ltd.	155,559

		555,606

	Austria - 0.77%
1,154	Schoeller-Bleckmann Oilfield Equipment AG(a)	92,351

	Canada - 7.04%
20,597	The Descartes Systems Group, Inc.(a)	561,744
4,853	Kinaxis, Inc.(a)	286,649

		848,393

	Denmark - 8.22%
8,469	Ambu A/S - Class B	655,326
11,112	NNIT A/S	335,323

		990,649

	France - 6.54%
16,133	Albioma SA	363,810
8,803	Interparfums SA	351,352
1,447	Stallergenes Greer PLC(a)	73,146

		788,308

	Germany - 12.57%
31,626	Evotec AG(a)	750,940
4,563	STRATEC Biomedical AG	272,994
5,367	Wirecard AG	491,032

		1,514,966

	Hong Kong - 1.99%
462,000	Kingdee International Software Group Co., Ltd.(a)	203,451
21,000	Lifestyle China Group, Ltd.(a)	7,393
21,000	Lifestyle International Holdings, Ltd.	29,410

		240,254

	India - 3.95%
5,631	CRISIL, Ltd.	156,956
19,027	Emami, Ltd.	318,714

		475,670

	Ireland - 5.60%
17,014	Avadel Pharmaceuticals PLC(a)	178,647
101,961	Datalex PLC	449,494
466	Paddy Power Betfair PLC	46,496

		674,637

	Israel - 3.58%
6,882	CyberArk Software, Ltd.(a)	282,162

8	www.browncapital.com

The Brown Capital Management International Small Company Fund

Schedule of Investments	September 30, 2017 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 96.10% (continued)
	Israel - 3.58% (continued)
3,546	Orbotech, Ltd.(a)	$149,677

		431,839

	Italy - 0.79%
4,399	Azimut Holding SpA	95,145

	Japan - 11.75%
15,520	Hiday Hidaka Corp.	431,705
15,100	Kakaku.com, Inc.	192,432
12,300	M3, Inc.	350,335
6,468	Software Service, Inc.	287,978
3,042	Towa Pharmaceutical Co., Ltd.	153,553

		1,416,003

	Singapore - 0.16%
51,700	Hyflux, Ltd.	19,057

	South Africa - 0.93%
12,957	Famous Brands, Ltd.(a)	111,972

	Switzerland - 2.29%
407	Partners Group Holding AG	276,139

	United Kingdom - 21.74%
34,489	Abcam PLC	471,396
17,844	Dechra Pharmaceuticals PLC	487,784
7,871	Fidessa Group PLC	236,994
3,804	GW Pharmaceuticals PLC(a)(b)	386,068
12,457	Immunodiagnostic Systems Holdings PLC	54,250
19,095	PayPoint PLC	244,231
12,972	Playtech PLC	159,658
119,314	Vectura Group PLC(a)	170,113
10,640	Victrex PLC	338,048
4,865	The Vitec Group PLC	71,319

		2,619,861

Total Common Stocks (Cost $9,710,567)		11,580,933

SHORT TERM INVESTMENTS - 4.06%
489,420	Dreyfus Government Cash Management Institutional Shares, 0.92%(c)	489,420

Total Short Term Investments (Cost $489,420)		489,420

Total Value of Investments (Cost $10,199,987) - 100.16%		12,070,353
Liabilities in Excess of Other Assets - (0.16)%		(19,789)

Net Assets - 100.00%		$12,050,564

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at September 30, 2017.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2017	9

The Brown Capital Management International Small Company Fund

Schedule of Investments	September 30, 2017 (Unaudited)

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	13.39%	$1,613,838
Cash & Equivalents	4.06%	489,420
Consumer Related	12.67%	1,528,019
Industrial Products & Systems	4.98%	599,133
Information/Knowledge Management	30.43%	3,666,357
Medical/Healthcare	27.56%	3,321,992
Miscellaneous	7.07%	851,594
Liabilities in excess of other assets	(0.16)%	(19,789)

Total	100.00%	$12,050,564

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

10	www.browncapital.com

The Brown Capital Management Mutual Funds

Statements of Assets and Liabilities	September 30, 2017 (Unaudited)

	Small Company	International Equity			International Small
	Fund	Fund		Mid Company Fund	Company Fund

Assets:
Unaffiliated Investments, at cost	$1,147,785,543	$27,733,414		$14,120,947	$10,199,987
Affiliated Investments, at cost	941,283,043	–		–	–

Unaffiliated Investments, at value (Note 1)	$2,381,505,598	$35,351,893		$19,068,629	$12,070,353
Affiliated Investments, at value (Note 1)	1,556,817,330	–		–	–

Total Investments, at value	$3,938,322,928	$35,351,893		$19,068,629	$12,070,353
Cash	66,024	310		545	368
Foreign Cash, at value	–	4,572	*	–	1,361	**
Receivables:
Investments sold	7,899,536	–		–	–
Fund shares sold	3,239,751	–		–	–
Dividends, interest and reclaims, at value	19,734	96,998	*	4,315	13,410	**
Prepaid expenses	85,000	24,006		19,773	6,670
Due from Advisor	–	–		1,349	12,217

Total Assets	3,949,632,973	35,477,779		19,094,611	12,104,379

Liabilities:
Payables:
Investments purchased	2,588,988	15		–	2,312
Fund shares redeemed	8,388,495	–		3,000	–
Accrued expenses:
Advisory fees	3,166,744	11,990		–	–
Administration fees	54,101	6,552		2,307	21,452
Trustees’ fees	4,960	4,960		4,960	4,959
Custody fees	81,236	3,897		1,263	6,742
Transfer agent fees	113,692	8,218		8,857	7,780
Chief compliance officer fees	36	36		36	36
12b-1 fees - Investor Class	333,786	574		1,654	234
Legal and audit fees	7,244	6,516		6,560	6,526
Printing fees	162,808	921		940	73
Other expenses	20,891	3,926		4,788	3,701

Total Liabilities	14,922,981	47,605		34,365	53,815

Net Assets	$3,934,709,992	$35,430,174		$19,060,246	$12,050,564

Net Assets Consist of:
Paid in capital	$1,895,770,182	$28,867,937		$10,959,359	$10,126,108
Accumulated net investment income/(loss)	(24,996,103)	279,885		(54,765)	1,471
Accumulated net realized gain/(loss)	214,681,571	(1,338,223)		3,207,970	52,602
Net unrealized appreciation	1,849,254,342	7,620,575		4,947,682	1,870,383

Net Assets	$3,934,709,992	$35,430,174		$19,060,246	$12,050,564

Investor Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$89.77	$13.64	(a)	$12.35	$13.74	(a)
Net Assets	$2,035,305,350	$2,786,831		$8,016,404	$1,110,438
Shares Outstanding, no par value (unlimited shares authorized)	22,672,030	204,299		649,141	80,803
Institutional Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$90.99	$13.66	(a)	$12.72	$13.82	(a)
Net Assets	$1,899,404,642	$32,643,343		$11,043,842	$10,940,126
Shares Outstanding, no par value (unlimited shares authorized)	20,875,310	2,388,968		867,964	791,831

*	At Cost; $4,583 for Foreign Cash and $94,875 for dividends and reclaims.
**	At Cost; $1,361 for Foreign Cash and $13,389 for dividends and reclaims.
(a)	Redemption price per share may be reduced for any applicable contingent redemption fees. For a description of the possible redemption fees, please see the Fund’s Prospectus.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2017	11

The Brown Capital Management Mutual Funds

Statements of Operations	For the Six Months Ended September 30, 2017 (Unaudited)

		International Equity		International Small
	Small Company Fund	Fund	Mid Company Fund	Company Fund

Investment Income:
Dividends	$1,528,538	$488,634	$58,610	$60,639
Dividends from affiliated investments	3,150,658	–	–	–
Foreign taxes withheld	–	(43,773)	–	(4,149)

Total Investment Income	4,679,196	444,861	58,610	56,490

Expenses:
Advisory fees (Note 2)	18,943,994	157,318	72,660	39,206
Administration fees (Note 2)	156,379	5,394	2,118	50,695
Transfer agent fees (Note 2)	303,136	18,771	19,879	18,185
Custody fees	179,245	10,229	2,513	9,049
Registration fees	76,980	14,954	16,191	18,052
12b-1 Fees - Investor Class (Note 2)	2,092,360	4,099	10,340	1,374
Legal fees (Note 2)	17,687	17,714	17,709	17,729
Audit and tax preparation fees	8,381	7,628	7,676	7,622
Trustees’ fees and expenses	14,496	14,496	14,496	14,495
Compliance services fees (Note 2)	6,786	6,786	6,786	6,786
Printing fees	154,047	425	569	80
Other expenses	33,073	3,673	3,557	4,207

Total Expenses	21,986,564	261,487	174,494	187,480
Expenses waived/reimbursed by Advisor - Investor Class
(Note 2)	–	(7,722)	(32,867)	(19,985)
Expenses waived/reimbursed by Advisor - Institutional
Class (Note 2)	–	(74,805)	(44,122)	(116,907)

Net Expenses	21,986,564	178,960	97,505	50,588

Net Investment Income/(Loss)	(17,307,368)	265,901	(38,895)	5,902

Realized and Unrealized Gain/(Loss) on:
Net realized gain/(loss) from investments	165,538,641	(117,094)	2,259,840	44,608
Net realized gain from affiliated investments	10,836,813	–	–	–
Net realized gain from foreign currency transactions	–	1,253	–	70
Net change in unrealized appreciation/(depreciation) of
investments	134,975,220	3,249,604	(1,505,590)	1,254,043
Net change in unrealized appreciation of affiliated
investments	143,926,937	–	–	–
Net change in unrealized appreciation of foreign currency
translations	–	3,449	–	34

Net Realized and Unrealized Gain on Investments and
Foreign Currencies	455,277,611	3,137,212	754,250	1,298,755

Net Increase in Net Assets Resulting From Operations	$437,970,243	$3,403,113	$715,355	$1,304,657

See Notes to Financial Statements.

12	www.browncapital.com

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

	Small Company Fund		International Equity Fund

	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	September 30, 2017	Year Ended	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017	(Unaudited)	March 31, 2017

Operations:
Net investment income/(loss)	$(17,307,368)	$(24,066,068)	$265,901	$515,512
Net realized gain/(loss) from investments, affiliated
investments and foreign currency transactions	176,375,454	173,381,764	(115,841)	(1,318,115)
Net change in unrealized appreciation of investments,
affiliated investments and foreign currency translations	278,902,157	543,232,207	3,253,053	1,641,869

Net Increase in Net Assets Resulting from Operations	437,970,243	692,547,903	3,403,113	839,266

Distributions to Shareholders: (Note 4)
Net investment income
Investor	–	–	–	(73,422)
Institutional	–	–	–	(507,301)
Net realized gains from investment transactions
Investor	–	(116,340,142)	–	–
Institutional	–	(56,756,858)	–	–

Net Decrease in Net Assets from Distributions	–	(173,097,000)	–	(580,723)

Capital Share Transactions:
Shares sold
Investor	153,541,051	586,918,621	123,763	1,563,165
Institutional	407,831,771	764,917,965	898,091	10,051,723
Reinvested dividends and distributions
Investor	–	112,538,634	–	51,522
Institutional	–	54,502,817	–	359,428
Shares redeemed, net of redemption fees (Note 1)
Investor	(407,907,338)	(765,387,079)	(1,379,358)	(2,196,060)
Institutional	(239,826,054)	(343,396,500)	(550,909)	(11,152,104)

Net Increase/(Decrease) in Net Assets Resulting from
Capital Share Transactions	(86,360,570)	410,094,458	(908,412)	(1,322,326)

Net Increase/(Decrease) in Net Assets	351,609,673	929,545,361	2,494,701	(1,063,783)
Net Assets:
Beginning of Period	3,583,100,319	2,653,554,958	32,935,473	33,999,256

End of Period	$3,934,709,992	$3,583,100,319	$35,430,174	$32,935,473

Accumulated Net Investment Income/(Loss)	$(24,996,103)	$(7,688,735)	$279,885	$13,984

Share Information:
Investor Class:
Shares sold	1,818,763	7,889,633	9,399	127,617
Reinvested distributions	–	1,490,775	–	4,484
Shares redeemed	(4,798,614)	(10,285,576)	(103,761)	(181,957)

Net Decrease in Capital Shares	(2,979,851)	(905,168)	(94,362)	(49,856)
Shares Outstanding, Beginning of Period	25,651,881	26,557,049	298,661	348,517

Shares Outstanding, End of Period	22,672,030	25,651,881	204,299	298,661

Share Information:
Institutional Class:
Shares sold	4,688,306	10,102,799	68,583	838,137
Reinvested distributions	–	713,481	–	31,309
Shares redeemed	(2,766,042)	(4,494,013)	(41,249)	(905,493)

Net Increase/(Decrease) in Capital Shares	1,922,264	6,322,267	27,334	(36,047)
Shares Outstanding, Beginning of Period	18,953,046	12,630,779	2,361,634	2,397,681

Shares Outstanding, End of Period	20,875,310	18,953,046	2,388,968	2,361,634

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2017	13

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

	Mid Company Fund		International Small Company Fund

	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	September 30, 2017	Year Ended	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017	(Unaudited)	March 31, 2017

Operations:
Net investment income/(loss)	$(38,895)	$(80,687)	$5,902	$(670)
Net realized gain from investments	2,259,840	1,167,615	44,678	105,303
Net change in unrealized appreciation/(depreciation) of
investments	(1,505,590)	710,694	1,254,077	526,432

Net Increase in Net Assets Resulting from Operations	715,355	1,797,622	1,304,657	631,065

Distributions to Shareholders: (Note 4)
Net realized gains from investment transactions
Investor	–	(463,684)	–	(15,089)
Institutional	–	(537,298)	–	(82,185)

Net Decrease in Net Assets from Distributions	–	(1,000,982)	–	(97,274)

Capital Share Transactions:
Shares sold
Investor	26,433	541,128	391,837	594,575
Institutional	17,938	1,184,720	5,080,056	2,400,355
Reinvested dividends and distributions
Investor	–	459,735	–	14,201
Institutional	–	537,298	–	82,176
Shares redeemed, net of redemption fees (Note 1)
Investor	(877,872)	(4,740,984)	(344,783)	(94,900)
Institutional	(822,321)	(2,104,853)	(496,891)	(258,348)

Net Increase/(Decrease) in Net Assets Resulting from
Capital Share Transactions	(1,655,822)	(4,122,956)	4,630,219	2,738,059

Net Increase/(Decrease) in Net Assets	(940,467)	(3,326,316)	5,934,876	3,271,850
Net Assets:
Beginning of Period	20,000,713	23,327,029	6,115,688	2,843,838

End of Period	$19,060,246	$20,000,713	$12,050,564	$6,115,688

Accumulated Net Investment Income/(Loss)	$(54,765)	$(15,870)	$1,471	$(4,431)

Share Information:
Investor Class:
Shares sold	2,202	46,756	30,401	52,430
Reinvested distributions	–	40,613	–	1,328
Shares redeemed	(73,015)	(414,445)	(25,712)	(8,547)

Net Increase/(Decrease) in Capital Shares	(70,813)	(327,076)	4,689	45,211
Shares Outstanding, Beginning of Period	719,954	1,047,030	76,114	30,903

Shares Outstanding, End of Period	649,141	719,954	80,803	76,114

Share Information:
Institutional Class:
Shares sold	1,443	98,588	385,046	215,489
Reinvested distributions	–	46,160	–	7,658
Shares redeemed	(66,822)	(183,390)	(37,898)	(23,076)

Net Increase/(Decrease) in Capital Shares	(65,379)	(38,642)	347,148	200,071
Shares Outstanding, Beginning of Period	933,343	971,985	444,683	244,612

Shares Outstanding, End of Period	867,964	933,343	791,831	444,683

See Notes to Financial Statements.

14	www.browncapital.com

The Brown Capital Management Small Company Fund

Financial Highlights	For a share outstanding throughout the period presented.

Investor Class	For the Six Months Ended September 30, 2017 (Unaudited)		For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013

Net Asset Value, Beginning of Year	$79.90		$67.50	$75.13	$72.39	$57.91	$49.32

Income/(Loss) from Investment Operations:
Net Investment Loss(a)	(0.43)		(0.63)	(0.54)	(0.47)	(0.54)	(0.07)
Net Realized and Unrealized Gain/(Loss) on
Investments	10.30		17.10	(0.56)	7.12	16.22	9.47

Total from Investment Operations	9.87		16.47	(1.10)	6.65	15.68	9.40

Less Distributions:
Distributions (from capital gains)	–		(4.07)	(6.53)	(3.91)	(1.20)	(0.81)

Total Distributions	–		(4.07)	(6.53)	(3.91)	(1.20)	(0.81)

Net Asset Value, End of Year	$89.77		$79.90	$67.50	$75.13	$72.39	$57.91

Total Return(b)	12.35	%(c)	24.75%	(1.87%)	9.59%	27.12%	19.36%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$2,035,305		$2,049,694	$1,792,557	$2,068,125	$2,295,960	$1,666,796
Average Net Assets for the Year (000s)	$2,086,533		$2,021,964	$1,898,838	$2,020,100	$2,089,066	$1,391,562
Ratio of Expenses to Average Net Assets(d)	1.25	%(e)	1.28%	1.26%	1.25%	1.25%	1.27%
Ratio of Net Investment Loss to Average Net
Assets	(1.00	%)(e)	(0.84%)	(0.74%)	(0.65%)	(0.81%)	(0.13%)
Portfolio Turnover Rate	7	%(c)	14%	22%	11%	5%	15%

(a)	Calculated using average shares method.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2017	15

The Brown Capital Management Small Company Fund

Financial Highlights	For a share outstanding throughout the period presented.

	For the Six Months
	Ended		For the	For the	For the	For the	For the
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	2017 (Unaudited)		March 31, 2017	March 31, 2016	March 31, 2015	March 31, 2014	March 31, 2013

Net Asset Value, Beginning of Year	$80.91		$68.17	$75.66	$72.74	$58.06	$49.35

Income/(Loss) from Investment Operations:
Net Investment Income/(Loss)(a)	(0.35)		(0.49)	(0.39)	(0.32)	(0.41)	0.24
Net Realized and Unrealized Gain/(Loss) on
Investments	10.43		17.30	(0.57)	7.15	16.29	9.28

Total from Investment Operations	10.08		16.81	(0.96)	6.83	15.88	9.52

Less Distributions:
Distributions (from capital gains)	–		(4.07)	(6.53)	(3.91)	(1.20)	(0.81)

Total Distributions	–		(4.07)	(6.53)	(3.91)	(1.20)	(0.81)

Net Asset Value, End of Year	$90.99		$80.91	$68.17	$75.66	$72.74	$58.06

Total Return(b)	12.46	%(c)	25.01%	(1.66%)	9.80%	27.40%	19.59%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$1,899,405		$1,533,407	$860,998	$660,774	$567,372	$209,600
Average Net Assets for the Year (000s)	$1,693,826		$1,091,159	$735,089	$599,850	$380,193	$85,751
Ratio of Expenses to Average Net Assets	1.05	%(d)	1.08%	1.06%	1.05%	1.05%	1.08%
Ratio of Net Investment Income/(Loss) to
Average Net Assets	(0.80	%)(d)	(0.65%)	(0.53%)	(0.45%)	(0.60%)	0.47%
Portfolio Turnover Rate	7	%(c)	14%	22%	11%	5%	15%

(a)	Calculated using average shares method.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

16	www.browncapital.com

The Brown Capital Management International Equity Fund

Financial Highlights	For a share outstanding throughout the period presented.

	For the
	Six Months
	Ended		For the	For the	For the		For the	For the
	September 30,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Investor Class	2017 (Unaudited)		March 31, 2017	March 31, 2016	March 31, 2015		March 31, 2014	March 31, 2013

Net Asset Value, Beginning of Year	$12.38		$12.41	$12.63	$12.59		$10.35	$9.06

Income/(Loss) from Investment Operations:
Net Investment Income(a)	0.10		0.16	0.12	0.10		0.02	0.10
Net Realized and Unrealized Gain/(Loss) on
Investments	1.16		0.02	(0.36)	(0.05)		2.38	1.26

Total from Investment Operations	1.26		0.18	(0.24)	0.05		2.40	1.36

Less Distributions:
Dividends (from net investment income)	–		(0.21)	(0.04)	(0.01)		(0.16)	(0.07)

Total Distributions	–		(0.21)	(0.04)	(0.01)		(0.16)	(0.07)

Redemption Fees Added to Paid in Capital (Note 1)	0.00	(b)	0.00 (b)	0.06	0.00	(b)	–	–

Net Asset Value, End of Year	$13.64		$12.38	$12.41	$12.63		$12.59	$10.35

Total Return(c)	10.18	%(d)	1.60%	(1.44%)	0.40%		23.31%	15.03%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$2,787		$3,696	$4,324	$1,671		$7,805	$6,424
Average Net Assets for the Year (000s)	$3,265		$4,479	$1,975	$4,014		$6,959	$7,307
Ratio of Expenses to Average Net Assets
Excluding Fee Waivers and Reimbursements(e)	1.72	%(f)	1.87%	2.04%	2.84%		3.47%	3.50%
Ratio of Expenses to Average Net Assets
Including Fee Waivers and Reimbursements(e)	1.25	%(f)	1.25%	1.25%	1.60	%(g)	2.00%	2.00%
Ratio of Net Investment Income to Average Net Assets	1.49	%(f)	1.33%	0.97%	0.79%		0.20%	1.13%
Portfolio Turnover Rate	1	%(d)	2%	2%	12%		9%	10%

(a)	Calculated using average shares method.
(b)	Less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Not Annualized.
(e)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(f)	Annualized.
(g)	Effective June 30, 2014, the net expense limitation changed from 1.75% to 1.00%, excluding 12b-1 fees.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2017	17

The Brown Capital Management International Equity Fund

Financial Highlights	For a share outstanding throughout the period presented.

	For the
	Six Months
	Ended		For the	For the	For the
	September 30, 2017		Year Ended	Year Ended	Period Ended
Institutional Class	(Unaudited)		March 31, 2017	March 31, 2016	March 31, 2015(a)

Net Asset Value, Beginning of Period	$12.38		$12.38	$12.64	$12.56

Income/(Loss) from Investment Operations:
Net Investment Income(b)	0.10		0.19	0.10	0.03
Net Realized and Unrealized Gain/(Loss) on Investments	1.18		0.05	(0.28)	0.09	(c)

Total from Investment Operations	1.28		0.24	(0.18)	0.12

Less Distributions:
Dividends (from net investment income)	–		(0.24)	(0.08)	(0.04)

Total Distributions	–		(0.24)	(0.08)	(0.04)

Redemption Fees Added to Paid - in Capital (Note 1)	–		0.00 (d)	0.00 (d)	–

Net Asset Value, End of Period	$13.66		$12.38	$12.38	$12.64

Total Return	10.34	%(e)	2.09%	(1.47%)	0.94	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$32,643		$29,239	$29,676	$13,266
Average Net Assets for the Period (000s)	$31,612		$29,244	$21,936	$12,783
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and
Reimbursements	1.47	%(f)	1.61%	1.79%	2.54	%(f)
Ratio of Expenses to Average Net Assets Including Fee Waivers and
Reimbursements	1.00	%(f)	1.00%	1.00%	1.00	%(f)
Ratio of Net Investment Income to Average Net Assets	1.52	%(f)	1.56%	0.79%	0.37	%(f)
Portfolio Turnover Rate	1	%(e)	2%	2%	12	%(e)(g)

(a)	The Fund began offering Institutional Class Shares on August 1, 2014.
(b)	Calculated using average shares method.
(c)	The amount of net realized and unrealized gain on investment per share for the period ended March 31, 2015 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
(d)	Less than $0.005 per share.
(e)	Not Annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended March 31, 2015.

See Notes to Financial Statements.

18	www.browncapital.com

The Brown Capital Management Mid Company Fund

Financial Highlights	For a share outstanding throughout the period presented.

	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	2017 (Unaudited)		March 31, 2017	March 31, 2016	March 31, 2015	March 31, 2014	March 31, 2013

Net Asset Value, Beginning of Year	$11.90		$11.42	$26.49	$26.92	$21.87	$20.76

Income/(Loss) from Investment Operations:
Net Investment Loss(a)	(0.03)		(0.06)	(0.08)	(0.15)	(0.14)	(0.06)
Net Realized and Unrealized Gain/(Loss) on
Investments	0.48		1.15	(3.77)	1.53	5.19	1.52

Total from Investment Operations	0.45		1.09	(3.85)	1.38	5.05	1.46

Less Distributions:
Distributions (from capital gains)	–		(0.61)	(11.22)	(1.81)	–	(0.35)

Total Distributions	–		(0.61)	(11.22)	(1.81)	–	(0.35)

Net Asset Value, End of Year	$12.35		$11.90	$11.42	$26.49	$26.92	$21.87

Total Return(b)	3.78	%(c)	9.83	(15.04%)	5.60%	23.09%	7.24%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$8,016		$8,569	$11,954	$23,163	$29,763	$25,404
Average Net Assets for the Year (000s)	$8,246		$9,848	$17,647	$28,207	$28,217	$25,883
Ratio of Expenses to Average Net Assets
Excluding Fee Waivers and Reimbursements(d)	1.94	%(e)	1.96%	1.60%	1.28%	1.27%	1.41%
Ratio of Expenses to Average Net Assets
Including Fee Waivers and Reimbursements(d)	1.15	%(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of Net Investment Loss to Average Net
Assets	(0.54	%)(e)	(0.53%)	(0.43%)	(0.57%)	(0.58%)	(0.32%)
Portfolio Turnover Rate	19	%(c)	45%	37%	41%	16%	29%

(a)	Calculated using average shares method.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Not Annualized.
(d)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2017	19

The Brown Capital Management Mid Company Fund

Financial Highlights	For a share outstanding throughout the period presented.

	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	2017 (Unaudited)		March 31, 2017	March 31, 2016	March 31, 2015	March 31, 2014	March 31, 2013

Net Asset Value, Beginning of Year	$12.25		$11.70	$26.77	$27.11	$21.94	$20.77

Income/(Loss) from Investment Operations:
Net Investment Loss(a)	(0.02)		(0.03)	(0.02)	(0.08)	(0.08)	(0.01)
Net Realized and Unrealized Gain/(Loss) on
Investments	0.49		1.19	(3.83)	1.55	5.25	1.53

Total from Investment Operations	0.47		1.16	(3.85)	1.47	5.17	1.52

Less Distributions:
Distributions (from capital gains)	–		(0.61)	(11.22)	(1.81)	–	(0.35)

Total Distributions	–		(0.61)	(11.22)	(1.81)	–	(0.35)

Net Asset Value, End of Year	$12.72		$12.25	$11.70	$26.77	$27.11	$21.94

Total Return(b)	3.84	%(c)	10.20%	(14.87%)	5.90%	23.56%	7.53%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$11,044		$11,432	$11,373	$56,385	$53,052	$39,017
Average Net Assets for the Year (000s)	$11,072		$10,675	$21,677	$53,622	$45,629	$28,187
Ratio of Expenses to Average Net Assets
Excluding Fee Waivers and Reimbursements	1.69	%(d)	1.72%	1.35%	1.04%	1.02%	1.15%
Ratio of Expenses to Average Net Assets
Including Fee Waivers and Reimbursements	0.90	%(d)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Loss to Average Net
Assets	(0.30	%)(d)	(0.27%)	(0.08%)	(0.30%)	(0.33%)	(0.03%)
Portfolio Turnover Rate	19	%(c)	45%	37%	41%	16%	29%

(a)	Calculated using average shares method.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

20	www.browncapital.com

The Brown Capital Management International Small Company Fund

Financial Highlights	For a share outstanding throughout the period presented.

	For the
	Six Months
	Ended		For the	For the
	September 30, 2017		Year Ended	Period Ended
Investor Class	(Unaudited)		March 31, 2017	March 31, 2016(a)

Net Asset Value, Beginning of Period	$11.70		$10.31	$10.00

Income/(Loss) from Investment Operations:
Net Investment Loss(b)	(0.00	)(c)	(0.03)	(0.02)
Net Realized and Unrealized Gain on Investments	2.04		1.64	0.33

Total from Investment Operations	2.04		1.61	0.31

Distributions (from capital gains)	–		(0.22)	–

Total Distributions	–		(0.22)	–

Redemption Fees Added to Paid-in Capital (Note 1)	0.00	(c)	–	–

Net Asset Value, End of Period	$13.74		$11.70	$10.31

Total Return	17.44%	(d)	15.84%	3.10%	(d)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$1,110		$891	$319
Average Net Assets for the Period (000s)	$1,097		$590	$157
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	5.13%	(e)	7.99%	13.59%	(e)
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	1.50%	(e)	1.50%	1.50%	(e)
Ratio of Net Investment Loss to Average Net Assets	(0.03%	)(e)	(0.28% )	(0.31%	)(e)
Portfolio Turnover Rate	1%	(d)	11%	–%	(d)(f)

(a)	The Fund began offering Investor Class Shares on September 30, 2015.
(b)	Calculated using average shares method.
(c)	Less than $0.005 per share.
(d)	Not Annualized.
(e)	Annualized.
(f)	Less than 0.5%.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2017	21

The Brown Capital Management International Small Company Fund

Financial Highlights	For a share outstanding throughout the period presented.

	For the
	Six Months
	Ended		For the	For the
	September 30, 2017		Year Ended	Period Ended
Institutional Class	(Unaudited)		March 31, 2017	March 31, 2016(a)

Net Asset Value, Beginning of Period	$11.75		$10.32	$10.00

Income/(Loss) from Investment Operations:
Net Investment Income/(Loss)(b)	0.01		0.00 (c)	(0.02)
Net Realized and Unrealized Gain on Investments	2.06		1.65	0.34

Total from Investment Operations	2.07		1.65	0.32

Distributions (from capital gains)	–		(0.22)	–

Total Distributions	–		(0.22)	–

Redemption Fees Added to Paid-in Capital (Note 1)	0.00	(c)	–	–

Net Asset Value, End of Period	$13.82		$11.75	$10.32

Total Return	17.62%	(d)	16.21%	3.20%	(d)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$10,940		$5,225	$2,525
Average Net Assets for the Period (000s)	$6,755		$3,772	$2,201
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	4.70%	(e)	7.83%	13.34%	(e)
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	1.25%	(e)	1.25%	1.25%	(e)
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.18%	(e)	0.03%	(0.33%)	(e)
Portfolio Turnover Rate	1%	(d)	11%	–%	(d)(f)

(a)	The Fund began offering Institutional Class Shares on September 30, 2015.
(b)	Calculated using average shares method.
(c)	Less than $0.005 per share.
(d)	Not Annualized.
(e)	Annualized.
(f)	Less than 0.5%.

See Notes to Financial Statements.

22	www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2017 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report are classified as a diversified, open-end management investment company, as those terms are defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011, the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014, the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing in equity securities of companies with total operating revenues of $500 million to $10 billion at the time of initial investment. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011, the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment. The Fund commenced operations on September 30, 2015 and offers Investor and Institutional shares classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Other securities that are traded in the domestic over-the-counter market and listed securities for which last sales price is available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security prior to a Fund’s net asset value calculation; (iii) the exchange on which the security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Semi-Annual Report | September 30, 2017	23

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2017 (Unaudited)

Fair Value Measurement
In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of September 30, 2017:

Small Company Fund:

	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$3,840,662,840	$–	$–	$3,840,662,840
Short Term Investments	97,660,088	–	–	97,660,088

Total	$3,938,322,928	$–	$–	$3,938,322,928

International Equity Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$34,907,806	$–	$–	$34,907,806
Short Term Investments	444,087	–	–	444,087

Total	$35,351,893	$–	$–	$35,351,893

Mid Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$18,651,393	$–	$–	$18,651,393
Short Term Investments	417,236	–	–	417,236

Total	$19,068,629	$–	$–	$19,068,629

24	www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2017 (Unaudited)

International Small Company Fund:

	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$11,580,933	$–	$–	$11,580,933
Short Term Investments	489,420	–	–	489,420

Total	$12,070,353	$–	$–	$12,070,353

* See Schedule of Investments for industry/country classifications.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 during the period.

For the period ended September 30, 2017, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Foreign Currency Translation (International Equity Fund and International Small Company Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

In-Kind Subscriptions
On June 27, 2017, the Small Company Fund received portfolio securities rather than cash as payment for certain subscriptions of fund shares (in-kind subscriptions). The proceeds for the in-kind subscriptions, which are included in Subscriptions of shares in the Statements of Changes in Net Assets, were $11,021,051 and represented 0.29% of the Fund’s net assets on June 27, 2017.

Affiliated Companies
If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the six months ended September 30, 2017, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are considered affiliates of that Fund for purposes of the 1940 Act.

Semi-Annual Report | September 30, 2017	25

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2017 (Unaudited)

Brown Capital Management Small Company Fund

Security Name	Share Balance at March 31, 2017	Purchases	Purchases- in-Kind	Sales	Sales- in-Kind	Share Balance at September 30, 2017	Market Value at September 30, 2017	Dividends	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)

Abaxis, Inc.	1,579,364	–	4,500	–	–	1,583,864	$70,719,528	$442,852	$(6,118,620)	$–
American Software, Inc. (Cl A)	1,827,932	–	9,500	–	–	1,837,432	20,873,228	403,190	1,981,956	–
Balchem Corp.	1,743,048	222,223	5,000	–	–	1,970,271	160,163,330	–	(1,456,452)	–
Blackbaud, Inc.	2,696,297	–	8,000	225,934	–	2,478,363	217,600,271	593,847	25,081,751	2,922,114
DMC Global, Inc.	906,355	–	4,000	46,129	–	864,226	14,605,419	36,334	4,516,235	(588,476)
Endologix, Inc.	4,174,522	–	14,705	–	–	4,189,227	18,683,952	–	(11,614,583)	–
Geospace Technologies Corp.	727,019	–	2,000	26,599	–	702,420	12,517,124	–	1,569,318	(473,121)
Manhattan Associates, Inc.	3,161,446	872,361	10,000	–	–	4,043,807	168,101,057	–	(36,526,532)	–
Meridian Bioscience, Inc.	2,457,216	–	7,690	–	–	2,464,906	35,248,156	615,265	1,219,380	–
Neogen Corp.	2,555,909	136,454	7,500	–	–	2,699,863	209,131,388	–	31,031,098	–
NIC, Inc.	4,347,608	–	1,440	95,909	–	4,253,139	72,941,334	688,060	(12,704,119)	(280,577)
PROS Holdings, Inc.	1,983,740	–	8,000	–	–	1,991,740	48,060,686	–	(133,505)	–
Proto Labs, Inc.	1,970,237	–	5,000	–	–	1,975,237	158,611,531	–	57,591,670	–
Quality Systems, Inc.	4,308,257	–	13,400	–	–	4,321,657	67,979,665	–	2,093,894	–
Quidel Corp.	2,511,552	–	8,850	–	–	2,520,402	110,544,832	–	53,442,929	–
Sun Hydraulics Corp.	1,853,028	–	5,600	–	–	1,858,628	100,365,912	371,110	33,214,567	–
Vocera Communications, Inc.	1,610,995	–	7,115	–	–	1,618,110	50,760,111	–	10,569,918	–
Zoe’s Kitchen, Inc.	1,571,820	–	4,570	–	–	1,576,390	19,909,806	–	(9,225,578)	–

							$1,556,817,330	$3,150,658	$144,533,327	$1,579,940

Investments no longer affiliated as of September 30, 2017
ACI Worldwide, Inc.	7,017,735	–	20,000	2,610,626	–	4,427,109	$100,849,543	$–	$(606,390)	$9,256,873

							$100,849,543	$–	$(606,390)	$9,256,873

GRAND TOTAL							$1,657,666,873	$3,150,658	$143,926,937	$10,836,813

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex–dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex–dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the high cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf, as well as a portion of general Trust expenses, which are allocated according to methods reviewed annually by the Trustees. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measurement. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Funds’ are charged to the operations of such class.

Dividend Distributions
Each of the Funds may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex–date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

26	www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2017 (Unaudited)

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

Fees on Redemptions
The redemption fee is not a fee to finance sales or sales promotion expense, but is paid to the International Equity Fund and the International Small Company Fund to defray the costs of liquidating an investor and discouraging short term trading of the Funds’ shares. No redemption fee will be imposed on redemptions initiated by the Funds. During the six months ended September 30, 2017, the International Equity Fund and the International Small Company Fund had redemption fees of $538 and $516, respectively.

2. TRANSACTIONS WITH RELATED PARTIES AND OTHER SERVICE PROVIDERS

Advisor
Each Fund pays a monthly advisory fee to Brown Capital Management, LLC (the “Advisor”) based upon the average daily net assets of each Fund and is calculated at the following annual rates:

	Advisory Fees

Fund	Average Net Assets	Rate	Expense Limitation Ratio	Advisory Fees Waived	Expenses Reimbursed

Small Company Fund	On all assets	1.00%	1.25%	$–	$–
International Equity Fund	First $100 million	0.90%	1.00%
	Over $100 million	0.75%		206,394	–
Mid Company Fund	On all assets	0.75%	0.90%	153,922	14,056
International Small Company Fund	On all assets	1.00%	1.25%	43,624	242,672

In the interest of limiting expenses of the Funds, the Advisor has entered into expense limitation agreements with the Trust, with respect to each of the Funds (“Expense Limitation Agreements”), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable under a Rule 12b–1 distribution plan) do not exceed certain limits, which are (at the time this report is being produced) for the Small Company Fund, the International Equity Fund, the Mid Company Fund and the International Small Company Fund, 1.25%, 1.00%, 0.90% and 1.25% of the average daily net assets of those Funds, respectively.

Each of the Funds may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreements during any of the previous three (3) fiscal years, provided that the particular Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular Fund to exceed the percentage limits as described above. Consequently, no reimbursement by any of the Funds will be made unless: (i) the particular Fund’s assets exceed $20 million for the Small Company Fund, the International Equity Fund and the International Small Company Fund or $15 million for the Mid Company Fund; (ii) the particular Fund’s total annual expense ratio is less than the percentage described above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis. The amounts waived/reimbursed can be recouped up to three years from the date incurred.

Fund	Expires 2018	Expires 2019	Expires 2020	Expires 2021

Small Company Fund	$–	$–	$–	$–
International Equity Fund	179,158	189,191	206,394	82,527
Mid Company Fund	112,214	177,320	167,978	76,989
International Small Company Fund	–	143,356	286,299	136,962

Semi-Annual Report | September 30, 2017	27

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2017 (Unaudited)

Administrator
ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) serves as the Trust’s administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement (“Administration Agreement”) with the Trust. As compensation for its services to the Trust, ALPS receives an annual administration fee.

Compliance Services
The principal owner of Watermark Solutions, LLC serves as the Trust’s Chief Compliance Officer pursuant to an agreement with the Trust. As compensation for its services to the Trust, Watermark Solutions, LLC receives an annual compliance services fee. ALPS provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a–1 under the 1940 Act. ALPS is compensated under the Administration Agreement for these services.

Transfer Agent
ALPS serves as transfer, dividend paying, and shareholder servicing agent for the Funds pursuant to a Transfer Agency and Services Agreement. ALPS is compensated under this agreement for these services.

Distributor
ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as the principal underwriter of the Trust’s shares.

12b-1 Plan
Each Fund has adopted, with respect to its Investor Class shares, a plan pursuant to Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders. Payments under a Plan are made to the distributor, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund. The amount payable by the Mid Company Fund, the International Equity Fund and the International Small Company Fund under the Plan is 0.25% of average daily net assets for the year and 0.20% of average daily net assets for the Small Company Fund. The Plans are compensation plans, which means that payments are made to the Distributor regardless of 12b-1 expenses actually incurred. Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan. The Distributor may reimburse the Advisor for expenditures that it incurs for marketing and distributions related services for the Funds. It is also possible that 12b-1 expenses for a period will exceed the payments made to the Distributor by the Funds, in which case the Advisor may pay such excess expenses out of its own resources. The Plans require that the Distributor act in the Funds’ best interests in expending the payments it receives from the Funds and use payments solely for the purpose of paying distribution expenses on behalf of the Funds. The Funds’ Distributor verifies all payment amounts to be made to brokers that have properly executed dealer agreements with the Funds before such payments are made.

Legal Counsel to the Trust
The Law Offices of John H. Lively and Associates, Inc., a member firm of the 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of The Law Offices of John H. Lively & Associates, Inc., but he receives no direct special compensation from the Trust or the Funds for serving as an officer of the Trust.

One Trustee and officers of the Trust are also employees and/or officers of the Advisor.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended September 30, 2017, the aggregate cost of purchases and proceeds from sales of investment securities, excluding short–term securities, are shown in the following table.

	Purchases of	Proceeds From
Fund	Securities	Sales of Securities

Small Company Fund	$274,100,372	$360,425,855
International Equity Fund	402,024	597,493
Mid Company Fund	3,491,881	4,914,282
International Small Company Fund	4,435,255	111,331

For the six months ended September 30, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:
		Proceeds From
	Purchases of	Sales of
Fund	Securities	Securities

Small Company Fund	$11,021,051	$–

28	www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2017 (Unaudited)

4. FEDERAL INCOME TAX

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Funds recognize the tax benefit or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions in the open tax years of 2015-2017 and as of and during the six months ended September 30, 2017, and determined that the Funds do not have a liability for uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

At September 30, 2017, the tax–basis cost of investments were as follows:

	Small Company Fund	International Equity Fund	Mid Company Fund	International Small Company Fund

Gross unrealized appreciation (excess of value over tax cost)	$1,947,077,704	$8,405,679	$5,442,046	$2,276,355
Gross unrealized depreciation (excess of tax cost over value)	(111,272,828)	(1,013,392)	(710,917)	(409,887)

Net unrealized appreciation	$1,835,804,876	$7,392,287	$4,731,129	$1,866,468

Cost of investments for income tax purposes	$2,102,518,052	$27,959,606	$14,337,500	$10,203,885

The difference between book–basis and tax–basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales and tax basis of passive foreign investment companies. Pursuant to federal income tax regulations applicable to investment companies, recognition of capital and ordinary losses on certain transactions is deferred until the subsequent tax year. As of March 31, 2017, there were no post-October capital loss deferrals on any of the Brown Capital Funds. Small Company Fund, International Equity Fund, Mid Company Fund and International Small Company Fund elect to defer to the period ending March 31, 2018, late year ordinary losses in the amounts of $7,688,735, $0, $15,870 and $565, respectively.

Capital Loss Carryforwards – Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Accumulated capital losses noted below represent pre-enactment net capital loss carryforwards, as of March 31, 2017, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows the expiration dates of the pre-enactment carryovers.

Expiring in 2018

International Equity Fund	$806,096

Brown Capital Management International Equity Fund had post-enactment capital losses for short-term in the amount of $33,373 and long-term in the amount of $203,590.

Distributions during the fiscal year shown were characterized for tax purposes as follows:

	Small Company Fund		International Equity Fund		Mid Company Fund		International Small Company Fund
Distributions Paid From:	2017	2016	2017	2016	2017	2016	2017	2016

Ordinary Income	$–	$–	$580,723	$150,996	$–	$1,772,641	$97,274	$–
Long-term capital gains	173,097,000	226,229,813	–	–	1,000,982	12,082,934	–	–

Total	$173,097,000	$226,229,813	$580,723	$150,996	$1,000,982	$13,855,575	$97,274	$–

Semi-Annual Report | September 30, 2017	29

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2017 (Unaudited)

5. COMMITMENTS AND CONTINGENCIES

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

6. TRUSTEE AND OFFICER FEES

Officers of the Trust, except the Chief Compliance Officer, Officers and Trustees who are interested persons of the Trust, will receive no salary or fees from the Funds for their services to the Trust. As of September 30, 2017, there were four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Each Independent Trustee of the Trust receives a $29,000 annual retainer and a $1,500 per meeting fee. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

7. SUBSEQUENT EVENTS

The Funds evaluated subsequent events from September 30, 2017, the date of these financial statements, through the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

30	www.browncapital.com

The Brown Capital Management Mutual Funds

Fund Expenses	September 30, 2017 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds by comparing these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expense Ratio(a)	Expenses Paid During Period April 1, 2017 to September 30, 2017(b)

Small Company Fund
Investor
Actual	$1,000.00	$1,123.50	1.25%	$6.65
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	1.25%	$6.33
Institutional
Actual	$1,000.00	$1,124.60	1.05%	$5.59
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	1.05%	$5.32

International Equity Fund
Investor
Actual	$1,000.00	$1,101.80	1.25%	$6.59
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	1.25%	$6.33
Institutional
Actual	$1,000.00	$1,103.40	1.00%	$5.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	1.00%	$5.06

Mid Company Fund
Investor
Actual	$1,000.00	$1,037.80	1.15%	$5.87
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	1.15%	$5.82
Institutional
Actual	$1,000.00	$1,038.40	0.90%	$4.60
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	0.90%	$4.56

International Small Company Fund
Investor
Actual	$1,000.00	$1,174.40	1.50%	$8.18
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	1.50%	$7.59
Institutional
Actual	$1,000.00	$1,176.20	1.25%	$6.82
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	1.25%	$6.33

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 365.

Semi-Annual Report | September 30, 2017	31

The Brown Capital Management Mutual Funds

Additional Information	September 30, 2017 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix A to the Funds’ Statement of Additional Information and are available, (1) without charge, upon request, by calling 1–800-809-3863 and (2) on the SEC’s website at http://ww.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12–month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–Q. The Funds’ Forms N–Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. Additionally, you may obtain copies of the Funds’ form N–Q by calling the Funds at 1–800–809-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1–800–SEC–0330, (1–800–732–0330).

32	www.browncapital.com

The Brown Capital Management Mutual Funds

Privacy Policy	September 30, 2017 (Unaudited)

FACTS	WHAT DOES THE BROWN CAPITAL MANAGEMENT MUTUAL FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and assets
■ Account balances and transaction history
■ Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Brown Capital Management Mutual Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-892-4226

Semi-Annual Report | September 30, 2017	33

The Brown Capital Management Mutual Funds

Privacy Policy	September 30, 2017 (Unaudited)

Who we are
Who is providing this notice?	The Brown Capital Management Mutual Funds, on behalf of each of its series: The Brown Capital Management Small Company Fund, The Brown Capital Management Mid Company Fund, The Brown Capital Management International Equity Fund and The Brown Capital Management International Small Company Fund.

What we do
How do The Brown Capital Management Mutual Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
We require any companies that help provide our services to you to protect the confidentiality of the personal information they receive.
How does The Brown Capital Management Mutual Funds collect my personal information?	We collect your personal information, for example, when you
	■	Open an account or give us your account information
	■	Make deposits or withdrawals from our account
	■	Pay us by check or make a wire transfer
We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
	■	sharing for affiliates’ everyday business purposes – information about your creditworthiness
	■	affiliates from using your information to market to you
	■	sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	■	Brown Capital Management, LLC, the investment advisor, is an affiliate of The Brown Capital Management Mutual Funds.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	■	The Brown Capital Management Mutual Funds do not share information with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	■	The Brown Capital Management Mutual Funds do not jointly market.

34	www.browncapital.com

Intentionally Left Blank

Must be accompanied or preceded by a prospectus.
Funds distributed by ALPS Distributors, Inc. 1290 Broadway, Suite 1100, Denver, CO 80203

Item 2. Code of Ethics.

Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures (as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer,
Brown Capital Management Mutual Funds

Date: November 28, 2017

By: (Signature and Title)	/s/ Cecil E. Flamer
Cecil E. Flamer
Treasurer and Principal Financial Officer,
Brown Capital Management Mutual Funds

Date: November 28, 2017